Reorganization Costs	12 Months Ended
Dec. 31, 2012
Reorganization Costs

16. Reorganization Costs

The Company did not incur any reorganization costs in 2010. Reorganization costs for 2012 and 2011 are as follows:

	2012
(in millions)	Employee Terminations	Other Charges	Total
Outdoor Solutions	$2.4	$10.2	$12.6
Consumer Solutions	12.0	2.1	14.1
Branded Consumables	0.4	—	0.4

Total	$14.8	$12.3	$27.1

	2011
(in millions)	Employee Terminations	Other Charges	Total
Outdoor Solutions	$5.6	$7.9	$13.5
Consumer Solutions	—	2.1	2.1
Branded Consumables	3.4	3.0	6.4
Process Solutions	1.0	0.4	1.4

Total	$10.0	$13.4	$23.4

Outdoor Solutions Segment Reorganization Costs

During 2012, the Company initiated a plan to reorganize certain manufacturing facilities in the Far East within the winter sport business. Reorganization costs for 2012 primarily relate to this plan.

During 2011, the Company initiated a plan to consolidate certain international manufacturing processes within the Outdoor Solutions segment. This plan primarily consists of a facility consolidation in the Far East. During 2011, the Company also initiated a plan to rationalize the overall cost structure of the Outdoor Solutions segment through headcount reductions. Reorganization costs for 2011 relate to these plans.

For 2012 and 2011, other charges are primarily comprised of contract termination fees.

Consumer Solutions Segment Reorganization Costs

During 2012, the Company initiated a plan to rationalize the operating processes of certain international operations. This plan primarily consists of headcount reductions and facility consolidation and relocation. Reorganization costs for 2012 primarily relate to this plan.

For 2012 and 2011, other charges are primarily comprised of lease terminations.

Branded Consumables Segment Reorganization Costs

During 2011, the Company initiated a plan to consolidate certain manufacturing processes within the Branded Consumables segment. This plan includes headcount reduction and facility consolidation. During 2011, the Company also initiated a plan to rationalize the overall cost structure of the Branded Consumables segment through headcount reductions. Reorganization costs for 2011 relate to these plans. For 2011, other costs are primarily comprised of moving costs.

Accrued reorganization costs activity for 2012 and 2011 are as follows:

(in millions)	Accrual Balance at December 31, 2011	Reorganization Costs	Payments	Foreign Currency and Other	Accrual Balance at December 31, 2012
Severance and other employee-related(a)	$7.3	$14.8	$(9.2)	$—	$12.9
Other costs(b)	9.9	12.3	(9.3)	(0.1)	12.8

Total	$17.2	$27.1	$(18.5)	$(0.1)	$25.7

(in millions)	Accrual Balance at December 31, 2010	Reorganization Costs	Payments	Foreign Currency and Other	Accrual Balance at December 31, 2011
Severance and other employee-related(a)	$0.5	$10.0	$(3.0)	$(0.2)	$7.3
Other costs(b)	9.5	13.4	(12.7)	(0.3)	9.9

Total	$10.0	$23.4	$(15.7)	$(0.5)	$17.2

(a)	For 2012 and 2011, the total headcount underlying these costs is approximately 2,460 and 330, respectively. At December 31, 2012, approximately 2,200 employees have not been terminated under the plans. The amounts accrued at December 31, 2012 for severance and other employee-related are expected to be paid through 2014.
(b)	Amounts accrued at December 31, 2012 for other costs (principally lease and contract termination costs) are expected to be paid through 2015.